UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter):

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code):

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1.	Schedule of Investments.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON BATTERYMARCH

EMERGING MARKETS TRUST

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.5%
Apollo Tyres Ltd.	646,600	$1,165,564
Halla Climate Control Corp.	138,300	2,589,524
Hyundai Mobis	13,800	3,110,371
Minth Group Ltd.	1,910,000	3,820,566

Total Auto Components		10,686,025

Automobiles - 2.7%
Kia Motors Corp.	165,330	5,335,798
Mahindra and Mahindra Ltd.	572,900	8,830,323
PT Astra International Tbk	542,000	3,443,294
TVS Motor Co., Ltd.	1,491,600	2,385,033

Total Automobiles		19,994,448

Distributors - 0.8%
Imperial Holdings Ltd.	384,000	6,250,106

Food & Staples Retailing - 0.5%
Wal-Mart de Mexico SAB de CV	1,436,200	3,612,824

Hotels, Restaurants & Leisure - 0.2%
Ajisen China Holdings Ltd.	1,064,000	1,664,803

Household Durables - 1.6%
Brookfield Incorporacoes SA	51,300	275,601
Corporacion GEO SA de CV, Series B Shares	1,043,600	2,987,949	*
Cyrela Brazil Realty SA	286,700	4,058,195
Desarrolladora Homex SA de CV, ADR	17,600	569,712	*
Gafisa SA, ADR	38,900	602,561
Metalfrio Solutions SA	247,900	1,638,015	(a)
MRV Engenharia e Participacoes SA	59,500	564,758
PDG Realty SA Empreendimentos e Participacoes	106,900	1,273,070

Total Household Durables		11,969,861

Media - 0.9%
CTC Media Inc.	92,400	2,027,256
Grupo Televisa SA, ADR	105,300	1,992,276
Naspers Ltd.	48,500	2,371,335

Total Media		6,390,867

Multiline Retail - 1.7%
Clicks Group Ltd.	644,600	4,087,561
Golden Eagle Retail Group Ltd.	262,000	741,205
Hyundai Department Store Co., Ltd.	11,000	1,331,287
Intime Department Store Group Co., Ltd.	1,672,000	2,305,806
Woolworths Holdings Ltd.	1,019,500	3,954,991

Total Multiline Retail		12,420,850

Specialty Retail - 1.4%
Foschini Ltd.	176,000	2,095,511
JD Group Ltd.	339,200	2,323,218
Mr. Price Group Ltd.	362,800	2,862,738
Truworths International Ltd.	289,000	2,902,335

Total Specialty Retail		10,183,802

Textiles, Apparel & Luxury Goods - 0.4%
Cia. Hering	5,600	240,945
Prime Success International Group Ltd.	2,142,000	2,531,579

Total Textiles, Apparel & Luxury Goods		2,772,524

TOTAL CONSUMER DISCRETIONARY		85,946,110

CONSUMER STAPLES - 7.1%
Beverages - 1.1%
Coca-Cola Femsa SA de CV, ADR	13,000	1,016,860
Compania Cervecerias Unidas SA, ADR	62,400	3,472,560
Embotelladoras Arca SAB de CV	111,900	454,645
Fomento Economico Mexicano SA de CV, ADR	47,900	2,429,967
Grupo Modelo SA de CV, Series C Shares	113,100	625,559

Total Beverages		7,999,591

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Food & Staples Retailing - 2.4%
Grupo Comercial Chedraui SA de CV	228,000	$655,866	*
Lianhua Supermarket Holdings Ltd., Class H Shares	165,000	673,070
Magnit, GDR	74,700	1,882,440	(b)
President Chain Store Corp.	398,000	1,713,458
Shoprite Holdings Ltd.	278,000	3,946,501
The Spar Group Ltd.	186,000	2,479,022
X5 Retail Group NV, GDR	160,200	6,408,000	*(b)

Total Food & Staples Retailing		17,758,357

Food Products - 2.2%
Charoen Pokphand Foods Public Co., Ltd.	8,812,300	7,331,485	(c)
China Yurun Food Group Ltd.	788,000	2,935,126
ORION Corp.	2,700	980,311
PT Charoen Pokphand Indonesia Tbk	985,000	960,168
PT Indofood Sukses Makmur Tbk	2,985,000	1,822,773
Thai Union Frozen Products Public Co., Ltd.	633,800	1,205,995	(c)
Tingyi (Cayman Islands) Holding Corp.	268,000	740,909

Total Food Products		15,976,767

Personal Products - 0.8%
Hengan International Group Co., Ltd.	523,000	5,274,589
Hypermarcas SA	26,800	416,414	*

Total Personal Products		5,691,003

Tobacco - 0.6%
PT Gudang Garam Tbk	842,000	4,868,034

TOTAL CONSUMER STAPLES		52,293,752

ENERGY - 10.6%
Energy Equipment & Services - 0.6%
Eurasia Drilling Co., Ltd., GDR	75,400	1,753,050	(b)
Maridive and Oil Services SAE	264,003	752,409
OSX Brasil SA	5,200	1,760,993	*

Total Energy Equipment & Services		4,266,452

Oil, Gas & Consumable Fuels - 10.0%
Bharat Petroleum Corp., Ltd.	44,500	742,987
China Shenhua Energy Co., Ltd., Class H Shares	790,000	3,268,397
CNOOC Ltd.	4,616,000	8,959,699
Gazprom OAO, ADR	205,100	4,305,049	(c)
Indo Tambangraya Megah PT	94,700	441,403
LUKOIL, ADR	82,200	4,660,740
NovaTek OAO, GDR	63,600	5,463,240	(b)
Oil and Gas Development Co., Ltd.	787,655	1,336,416
Pacific Rubiales Energy Corp.	185,900	5,227,026	*
PetroChina Co., Ltd.	1,912,000	2,225,247
Petroleo Brasileiro SA, ADR	788,800	26,701,926
Petrominerales Ltd.	31,700	768,700
PT Bumi Resources Tbk	853,000	203,095
Reliance Industries Ltd.	120,050	2,637,707
SK Energy Co., Ltd.	1,200	153,124
Yanzhou Coal Mining Co., Ltd., ADR	251,700	6,133,929

Total Oil, Gas & Consumable Fuels		73,228,685

TOTAL ENERGY		77,495,137

EXCHANGE TRADED FUNDS - 0.7%
Exchange Traded Funds - 0.7%
iShares Asia Trust-iShares FTSE/Xinhua A50 China Index	3,220,000	5,146,123

FINANCIALS - 24.8%
Capital Markets - 0.2%
Investec PLC	223,200	1,782,927

Commercial Banks - 16.8%
Agricultural Bank of China, Class H Shares	14,827,000	7,701,246	*
Axis Bank Ltd.	75,300	2,566,668
Banco Bradesco SA, ADR	478,106	9,743,800
Banco de Oro Unibank Inc.	1,767,600	2,428,763

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Commercial Banks - continued
Banco do Brasil SA	235,872	$4,479,059
Bangkok Bank Public Co., Ltd.	155,800	829,051
Bangkok Bank Public Co., Ltd., NVDR	97,700	502,181
Bank of China Ltd.	11,080,000	5,840,711
Bank Zachodni WBK SA	15,100	1,117,884
BRE Bank SA	12,391	1,101,479	*
China Construction Bank, Class H Shares	7,318,100	6,413,719
Commercial International Bank	551,912	4,120,193
Grupo Financiero Banorte SAB de CV, Series O Shares	327,200	1,241,120
Hana Financial Group Inc.	43,400	1,284,587
ICICI Bank Ltd., ADR	26,500	1,321,025
Industrial & Commercial Bank of China Ltd., Class H shares	10,938,800	8,148,922
Industrial Bank of Korea	296,600	4,057,847
Itau Unibanco Banco Multiplo SA, ADR	434,058	10,495,523
Kasikornbank Public Co., Ltd., NVDR	335,600	1,293,746
Mega Financial Holding Co., Ltd.	2,168,000	1,457,292
Metropolitan Bank & Trust Co.	2,021,300	3,221,828
National Bank of Pakistan	3,155,100	2,318,286
Powszechna Kasa Oszczednosci Bank Polski SA	180,000	2,727,076	*
PT Bank Mandiri	7,303,000	5,891,496
PT Bank Negara Indonesia (Persero) Tbk	5,849,200	2,408,494
Sberbank	3,805,800	10,675,269	(a)
Shinhan Financial Group Co., Ltd.	56,800	2,174,365
Standard Bank Group Ltd.	95,100	1,514,451
State Bank of India	12,500	895,738
Turkiye Garanti Bankasi AS	443,600	2,575,950
Turkiye Halk Bankasi AS	196,900	1,823,967
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	370,400	1,126,653
VTB Bank OJSC, GDR	434,700	2,501,699	(b)
Yapi ve Kredi Bankasi	803,000	2,775,570	*
Yes Bank Ltd.	503,639	3,967,691

Total Commercial Banks		122,743,349

Consumer Finance - 0.2%
Kiatnakin Bank Public Co., Ltd.	888,100	1,141,216	(c)
Thanachart Capital PCL	302,400	411,005	(c)

Total Consumer Finance		1,552,221

Diversified Financial Services - 2.8%
African Bank Investments Ltd.	1,137,600	5,851,004
BM&F BOVESPA SA	402,100	3,362,716
FirstRand Ltd.	1,646,600	5,069,551
Haci Omer Sabanci Holding AS	935,100	4,848,259
Redecard SA	66,200	1,027,039

Total Diversified Financial Services		20,158,569

Insurance - 2.8%
Cathay Financial Holding Co., Ltd.	559,400	854,996
China Life Insurance Co., Ltd	5,175,366	4,481,016
China Life Insurance Co., Ltd.	1,629,000	6,424,586
Discovery Holdings Ltd.	341,100	1,914,398
Dongbu Insurance Co., Ltd.	89,800	2,776,102
Hyundai Marine & Fire Insurance Co., Ltd.	18,800	366,025
Old Mutual PLC	823,000	1,830,135
PICC Property & Casualty Co., Ltd.	1,106,000	1,502,444	*
Porto Seguro SA	18,900	242,393	*

Total Insurance		20,392,095

Real Estate Management & Development - 1.9%
China Overseas Land & Investment Ltd.	1,950,960	4,128,803
Hopson Development Holdings Ltd.	866,000	967,698
Huaku Construction Corp.	633,651	1,754,423
Iguatemi Empresa de Shopping Centers SA	52,300	1,174,586
LPN Development Public Co., Ltd.	9,884,400	3,419,644	(c)
Sino-Ocean Land Holdings Ltd.	661,000	460,042
Supalai Public Co., Ltd.	4,642,100	1,774,246	(c)

Total Real Estate Management & Development		13,679,442

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.1%
LIC Housing Finance Ltd.	33,600	$1,076,008

TOTAL FINANCIALS		181,384,611

HEALTH CARE - 1.3%
Health Care Providers & Services - 0.2%
Life Healthcare Group Holdings Pte Ltd.	925,300	1,916,909

Pharmaceuticals - 1.1%
Aspen Pharmacare Holdings Ltd.	296,700	4,001,263	*
Genomma Lab Internacional SA, Class B Shares	165,400	317,631	*
Pharmstandard, GDR	43,200	965,520	*(b)
PT Kalbe Farma Tbk	8,977,000	2,564,857

Total Pharmaceuticals		7,849,271

TOTAL HEALTH CARE		9,766,180

INDUSTRIALS - 9.7%
Aerospace & Defense - 0.2%
Empresa Brasileira de Aeronautica SA, ADR	55,900	1,587,001

Airlines - 2.4%
Air China Ltd.	3,604,000	4,998,039	*
China Eastern Airlines Corp., Ltd., Class H Shares	2,814,000	1,737,250	*
China Southern Airlines Co., Ltd.	7,220,000	4,187,476	*
Gol-Linhas Aereas Inteligentes SA, ADR	36,600	575,352
Tam SA, ADR	30,400	701,328
Thai Airways International Public Co., Ltd.	2,271,759	3,143,785	(c)
Turk Hava Yollari Anonim Ortakligi	534,800	2,181,273	*

Total Airlines		17,524,503

Construction & Engineering - 1.4%
Daelim Industrial Co.	28,900	2,139,145
Orascom Construction Industries, GDR	47,800	2,150,522
Samsung Engineering Co., Ltd.	15,000	1,999,562
Tekfen Holding AS	980,900	4,000,767

Total Construction & Engineering		10,289,996

Industrial Conglomerates - 2.6%
Bidvest Group Ltd.	108,100	2,282,270
Enka Insaat ve Sanayi AS	651,011	2,835,277
Koc Holding AS	1,376,300	6,564,910
LG Corp.	99,830	7,222,955

Total Industrial Conglomerates		18,905,412

Machinery - 2.5%
CSR Corp., Ltd., Class H Shares	2,559,000	2,430,751
Hyundai Mipo Dockyard Co., Ltd.	4,500	743,916
Pipavav Shipyard Ltd.	1,371,220	2,868,469	*
PT United Tractors Tbk	1,921,500	4,402,765
Tata Motors Ltd.	74,100	1,805,461
Thermax India Ltd.	98,550	1,754,534	(a)
Weichai Power Co., Ltd.	363,000	3,859,786

Total Machinery		17,865,682

Marine - 0.2%
SITC International Holdings Co., Ltd.	2,356,000	1,451,463	*(a)(c)

Road & Rail - 0.4%
Julio Simoes Logistica SA	179,800	872,434	*
Localiza Rent A Car SA	132,000	2,219,503

Total Road & Rail		3,091,937

TOTAL INDUSTRIALS		70,715,994

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.7%
Comba Telecom Systems Holdings Ltd.	3,311,440	3,738,726
ZTE Corp.	337,800	1,345,305

Total Communications Equipment		5,084,031

Computers & Peripherals - 0.6%
Compal Electronics Inc.	1,919,855	2,295,235

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Computers & Peripherals - continued
Gigabyte Technology Co., Ltd.	707,000	$687,957
Quanta Computer Inc.	689,570	1,119,063

Total Computers & Peripherals		4,102,255

Electronic Equipment, Instruments & Components - 2.6%
AU Optronics Corp.	986,000	1,022,563	*
Delta Electronics (Thailand) PCL	907,400	814,716	(c)
Delta Electronics Inc.	310,000	1,294,912
Hon Hai Precision Industry Co., Ltd.	3,590,317	13,503,265
Unimicron Technology Corp.	710,000	1,245,395
WPG Holdings Co., Ltd.	762,229	1,512,674

Total Electronic Equipment, Instruments & Components		19,393,525

Internet Software & Services - 0.5%
Media Tek Inc.	125,077	1,757,560
Tencent Holdings Ltd.	87,200	1,904,973

Total Internet Software & Services		3,662,533

IT Services - 0.8%
Infosys Technologies Ltd.	30,000	2,031,568
SK C&C Co., Ltd.	19,600	1,744,705
Ybrant Digital	166,184	1,849,160	(a)(c)

Total IT Services		5,625,433

Semiconductors & Semiconductor Equipment - 4.0%
Hansol LCD Inc.	37,900	1,721,745
King Yuan Electronics Co., Ltd.	1,108,765	502,185	*
Radiant Opto-Electronics Corp.	3,925	5,880
Samsung Electronics Co., Ltd.	21,725	14,804,056
Taiwan Semiconductor Manufacturing Co., Ltd.	2,282,715	4,530,139
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	457,063	4,634,619
United Microelectronics Corp.	7,665,000	3,398,052

Total Semiconductors & Semiconductor Equipment		29,596,676

TOTAL INFORMATION TECHNOLOGY		67,464,453

MATERIALS - 13.6%
Chemicals - 1.9%
Engro Corp., Ltd.	303,200	612,303
Fauji Fertilizer Co., Ltd.	1,609,242	1,958,283	(a)
Formosa Plastics Corp.	688,000	1,689,087
Hanwha Chemical Corp.	53,400	1,280,851
Hyosung Corp.	18,700	2,017,189
LG Chem Ltd.	17,296	5,058,729
Mexichem SA de CV	255,685	715,621
Phillips Carbon Black Ltd.	154,700	762,225

Total Chemicals		14,094,288

Construction Materials - 0.4%
Cemex SAB de CV, Participation Certificates, ADR	315,384	2,680,764	*

Containers & Packaging - 0.0%
Ess Dee Aluminium Ltd.	29,000	316,267

Metals & Mining - 10.5%
Cherepovets MK Severstal, GDR, Registered Shares	257,600	3,812,480	*(b)
Cia Siderurgica Nacional SA Depositary Receipts	157,600	2,784,792
El Ezz Steel Rebars SAE	937,200	3,177,228	*
Eregli Demir ve Celik Fabrikalari TAS	571,000	2,032,871	*
Evraz Group SA, GDR	64,200	1,916,370	*(b)
Gerdau SA, ADR	134,900	1,835,989
Gold Fields Ltd., ADR	134,800	2,058,396
Grupo Mexico SA de CV, Series B Shares	2,122,624	6,117,747
Hyundai Hysco	19,500	389,914
Hyundai Steel Co.	15,900	1,631,484
KGHM Polska Miedz SA	32,000	1,291,295
Korea Zinc Co., Ltd.	18,220	5,001,412
Kumba Iron Ore Ltd.	52,400	2,728,386
Exxaro Resources Ltd.	66,400	1,146,955
Maanshan Iron & Steel Co., Ltd.	5,082,000	3,183,271
Mining & Metallurgical Co. Norilsk Nickel, ADR	332,700	5,672,535

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Metals & Mining
Novolipetsk Steel, GDR	45,000	$1,620,000	(b)
Polymetal, GDR	75,900	1,168,860	*(b)
POSCO	5,560	2,516,080
Sterlite Industries India Ltd.	465,600	1,723,658
United Co. RUSAL	951,000	1,125,190	*
Usinas Siderurgicas de Minas Gerais SA	132,750	2,021,848
Vale SA, ADR	773,900	22,074,829

Total Metals & Mining		77,031,590

Paper & Forest Products - 0.8%
Nine Dragons Paper Holdings Ltd.	3,163,000	5,495,304

TOTAL MATERIALS		99,618,213

TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 0.6%
Chunghwa Telecom Co. Ltd., ADR	18,752	420,416
KT Corp., ADR	146,400	2,995,344
Qatar Telecom Q.S.C.	23,676	1,137,572

Total Diversified Telecommunication Services		4,553,332

Education - 1.5%
China Mobile (Hong Kong) Ltd.	1,067,000	10,932,870

Wireless Telecommunication Services - 4.2%
America Movil SAB de CV, Series L Shares, ADR	162,600	8,671,458
America Movil SAB de CV, Series L Shares	2,231,093	5,962,966
Mobile TeleSystems, ADR	214,200	4,547,466
Philippine Long Distance Telephone Co.	19,800	1,180,285
Sistema JSFC, Registered Shares, GDR	99,700	2,691,900	(b)
Tim Participacoes SA, ADR	139,100	4,588,909
VimpelCom Ltd., ADR	119,600	1,776,060	*
Vivo Participacoes SA, ADR	33,200	902,044

Total Wireless Telecommunication Services		30,321,088

TOTAL TELECOMMUNICATION SERVICES		45,807,290

UTILITIES - 1.5%
Electric Utilities - 0.4%
EDP - Energias do Brasil SA	33,300	720,319
Enersis SA, ADR	94,200	2,214,642

Total Electric Utilities		2,934,961

Gas Utilities - 0.6%
GAIL India Ltd.	342,300	3,614,584
Indraprastha Gas Ltd.	91,700	626,503

Total Gas Utilities		4,241,087

Independent Power Producers & Energy Traders - 0.5%
Aboitiz Power Corp.	2,762,800	1,315,769
Empresa Nacional de Electricidad SA, ADR	25,500	1,377,765
Hub Power Co., Ltd.	2,412,013	929,471

Total Independent Power Producers & Energy Traders		3,623,005

TOTAL UTILITIES		10,799,053

TOTAL COMMON STOCKS (Cost - $512,630,238)		706,436,916

PREFERRED STOCKS - 3.0%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Hyundai Motor Co.	46,473	2,160,113
Multiline Retail - 0.1%
Lojas Americanas SA	66,000	603,830

TOTAL CONSUMER DISCRETIONARY		2,763,943

FINANCIALS - 1.4%
Commercial Banks - 1.4%
Banco do Estado do Rio Grande do Sul SA, Class B Shares	97,600	982,922
Banco Panamericano SA	156,900	778,936

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY		SHARES	VALUE
Itau Unibanco Holding SA		61,325	$1,466,799
Itausa - Investimentos Itau SA		970,991	7,414,423

TOTAL FINANCIALS			10,643,080

MATERIALS - 1.1%
Metals & Mining - 0.9%
Bradespar SA		134,400	3,217,022
Confab Industrial SA		429,395	1,560,744	*
Metalurgica Gerdau SA		135,900	2,194,319

Total Metals & Mining			6,972,085

Paper & Forest Products - 0.2%
Suzano Papel e Celulose SA		125,700	1,192,367

TOTAL MATERIALS			8,164,452

UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Cia Energetica de Sao Paulo		55,700	832,866

TOTAL PREFERRED STOCKS (Cost - $17,183,628)			22,404,341

	EXPIRATION DATE
RIGHTS - 0.0%
NEPES Corp.	10/19/10	6,681	16,113	*(c)
Thai Union Frozen Products PCL	10/15/10	31,690	8,092	*(a)(c)

TOTAL RIGHTS (Cost - $0)			24,205

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $529,813,866)			728,865,462

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Bank of America repurchase agreement dated 9/30/10; Proceeds at maturity - $2,238,778; (Fully collateralized by U.S. government agency obligations, 0.176% due 8/26/11; Market Value - $2,283,994)	0.130%	10/1/10	$2,238,770	2,238,770
Goldman Sachs & Co. repurchase agreement dated 9/30/10; Proceeds at maturity - $2,238,780; (Fully collateralized by U.S. government agency obligations, 1.250% due 5/3/2012; Market value-$2,287,440)	0.150%	10/1/10	2,238,771	2,238,771

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,477,541)				4,477,541

TOTAL INVESTMENTS - 100.1% (Cost - $534,291,407#)				733,343,003
Liabilities in Excess of Other Assets - (0.1)%				(1,049,635)

TOTAL NET ASSETS - 100.0%				$732,293,368

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

Summary of Investments by Country **
Brazil	17.6%
China	12.2
South Korea	10.6
South Africa	8.4
Russia	7.4
Taiwan	6.8
India	5.9
Mexico	5.5
Turkey	4.2
Indonesia	3.7
Thailand	3.0
Hong Kong	2.9
Cayman Islands	2.9
Egypt	1.4
Philippines	1.1
Pakistan	1.0
Chile	1.0
Netherlands	0.9
Poland	0.8
Canada	0.7
Bermuda	0.6
United Kingdom	0.5
Qatar	0.1
Jersey	0.1
Bahamas	0.1
Short Term Investments	0.6

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch International Equity Trust (the “Fund”), is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$43,756,272	$8,537,480	—	$52,293,752
Energy	73,190,088	4,305,049	—	77,495,137
Financials	174,638,500	6,746,111	—	181,384,611
Industrials	66,120,746	3,143,785	$1,451,463	70,715,994
Information technology	64,800,577	814,716	1,849,160	67,464,453
Other common stocks	257,082,969	—	—	257,082,969
Preferred stocks	22,404,341	—	—	22,404,341
Rights	—	24,205	—	24,205

Total long-term investments	$701,993,493	$23,571,346	$3,300,623	$728,865,462

Short-term investments†	—	4,477,541	—	4,477,541

Total investments	$701,993,493	$28,048,887	$3,300,623	$733,343,003

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS		TOTAL
INVESTMENTS IN SECURITIES	INDUSTRIALS	INFORMATION TECHNOLOGY
Balance as of December 31, 2009	—	—	—
Accrued premiums/discounts	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	$(14,753)	$13,076	$(1,677)
Net purchases (sales)	1,466,216	1,836,084	3,302,300
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of September 30, 2010	$1,451,463	$1,849,160	$3,300,623

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010[1]	$(14,753)	$13,076	$(1,673)

1	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

For the quarter ended September 30, 2010, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$206,622,279
Gross unrealized depreciation	(7,570,683)

Net unrealized appreciation	$199,051,596

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2010, the Fund did not invest in any derivative instruments.

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3.	Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President and Director

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President and Director

Date:	November 23, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2010